Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - SO Plan (Detail) - Grant in February 2020 [member] - Stock Options Plan [Member]
€ / shares in Units, € in Thousands
6 Months Ended
Jun. 30, 2020 EUR (€) € / shares shares
Disclosure Of Subscription Warrants [Line Items]
Number Of Warrants | shares	41,950
Price of the underlying share	€ 5.51
Expected dividends	0.00%
Volatility	41.35%
Fair value of the plan | €	€ 84
Tranche One [Member]
Disclosure Of Subscription Warrants [Line Items]
Expected term	6 years
Tranche Two [Member]
Disclosure Of Subscription Warrants [Line Items]
Expected term	6 years 6 months
Two Thousand And Twenty Plan [Member]
Disclosure Of Subscription Warrants [Line Items]
Exercise price	€ 5.87